UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund
The fund's portfolio
4/30/08 (Unaudited)

COMMON STOCKS (91.4%)(a)
	Shares	Value

Advertising and Marketing Services (0.6%)
Omnicom Group, Inc.	59,800	$2,854,852

Aerospace and Defense (6.5%)
Alliant Techsystems, Inc. (NON) (S)	12,100	1,330,758
Boeing Co. (The)	88,600	7,518,596
L-3 Communications Holdings, Inc.	38,400	4,279,680
Lockheed Martin Corp.	92,200	9,776,888
United Technologies Corp.	98,457	7,135,179
		30,041,101

Banking (2.3%)
Barclays PLC ADR (United Kingdom)	57,500	2,093,000
Toronto-Dominion Bank (The) (Canada) (S)	36,500	2,399,145
U.S. Bancorp	177,900	6,029,031
		10,521,176

Beverage (1.1%)
Pepsi Bottling Group, Inc. (The)	76,800	2,588,928
PepsiCo, Inc.	33,400	2,288,902
		4,877,830

Biotechnology (2.2%)
Amgen, Inc. (NON)	90,200	3,776,674
Biogen Idec, Inc. (NON) (S)	53,600	3,252,984
Genzyme Corp. (NON)	45,300	3,186,855
		10,216,513

Cable Television (0.7%)
DirecTV Group, Inc. (The) (NON)	122,600	3,020,864

Chemicals (2.4%)
Celanese Corp. Ser. A	23,100	1,033,725
Monsanto Co. (S)	53,100	6,054,462
Potash Corp. of Saskatchewan (Canada)	22,400	4,120,480
		11,208,667

Commercial and Consumer Services (1.4%)
Dun & Bradstreet Corp. (The)	38,931	3,281,883
Equifax, Inc.	79,800	3,053,946
		6,335,829

Communications Equipment (2.2%)
Cisco Systems, Inc. (NON)	400,012	10,256,308

Computers (6.0%)
Apple Computer, Inc. (NON)	52,600	9,149,770
EMC Corp. (NON)	246,500	3,796,100
Hewlett-Packard Co.	98,600	4,570,110
IBM Corp.	73,100	8,823,170
NetApp, Inc. (NON)	63,300	1,531,860
		27,871,010

Conglomerates (2.6%)
General Electric Co.	245,500	8,027,850
Honeywell International, Inc.	40,200	2,387,880
Tyco International, Ltd. (Bermuda)	33,100	1,548,749
		11,964,479

Consumer Finance (1.1%)
Capital One Financial Corp.	100,200	5,310,600

Consumer Goods (2.6%)
Procter & Gamble Co. (The)	157,000	10,526,850
Unilever NV (NY Shares) (Netherlands)	45,400	1,522,716
		12,049,566

Consumer Services (0.1%)
Netflix, Inc. (NON) (S)	11,900	380,562

Electric Utilities (0.2%)
FirstEnergy Corp.	12,100	915,244

Electronics (3.8%)
Intel Corp.	436,100	9,707,586
MEMC Electronic Materials, Inc. (NON)	27,500	1,731,675
National Semiconductor Corp.	110,700	2,257,173
Texas Instruments, Inc. (S)	138,100	4,026,996
		17,723,430

Energy (2.5%)

Dresser-Rand Group, Inc. (NON)	13,300	486,381
FMC Technologies, Inc. (NON)	27,000	1,814,400
Global Industries, Ltd. (NON)	50,800	810,768
Halliburton Co. (S)	110,600	5,077,646
National-Oilwell Varco, Inc. (NON)	49,124	3,362,538
		11,551,733

Financial (1.0%)
Assurant, Inc.	44,600	2,899,000
Nasdaq OMX Group, Inc. (The) (NON)	40,800	1,487,160
		4,386,160

Food (0.2%)
Sara Lee Corp.	72,600	1,053,426

Health Care Services (3.8%)
Aetna, Inc.	59,300	2,585,480
Express Scripts, Inc. (NON)	58,800	4,117,176
Humana, Inc. (NON)	33,100	1,581,849
Medco Health Solutions, Inc. (NON)	54,200	2,685,068
UnitedHealth Group, Inc.	87,900	2,868,177
WellPoint, Inc. (NON)	72,500	3,606,875
		17,444,625

Insurance (1.7%)
American International Group, Inc.	107,800	4,980,360
Berkshire Hathaway, Inc. Class B (NON)	595	2,651,915
		7,632,275

Investment Banking/Brokerage (3.9%)
BlackRock, Inc.	8,500	1,715,215
Blackstone Group LP (The)	157,300	2,936,791
Federated Investors, Inc.	22,600	756,648
Goldman Sachs Group, Inc. (The)	35,700	6,831,909
Janus Capital Group, Inc.	36,600	1,026,996
Raymond James Financial, Inc.	37,500	1,078,875
State Street Corp.	42,200	3,044,308
T. Rowe Price Group, Inc.	6,500	380,640
		17,771,382

Machinery (3.4%)
AGCO Corp. (NON)	24,600	1,479,198
Caterpillar, Inc.	87,700	7,180,876
Joy Global, Inc.	43,400	3,222,450
Parker-Hannifin Corp.	19,950	1,593,008
Terex Corp. (NON)	29,000	2,020,720
		15,496,252

Manufacturing (0.4%)
Mettler-Toledo International, Inc. (NON)	20,600	1,962,356

Media (0.6%)
Walt Disney Co. (The)	86,500	2,805,195

Medical Technology (3.8%)
Becton, Dickinson and Co.	58,300	5,212,020
Hospira, Inc. (NON)	72,100	2,966,915
Medtronic, Inc.	118,700	5,778,316
St. Jude Medical, Inc. (NON)	83,600	3,660,008
		17,617,259

Metals (1.0%)
Freeport-McMoRan Copper & Gold, Inc. Class B	35,300	4,015,375
Southern Copper Corp.	5,900	677,084
		4,692,459

Oil & Gas (10.0%)
Chevron Corp.	44,500	4,278,675
ConocoPhillips	100,200	8,632,230
Devon Energy Corp.	40,800	4,626,720
Exxon Mobil Corp.	97,800	9,102,246
Hess Corp.	37,800	4,014,360
Occidental Petroleum Corp.	100,500	8,362,605
Sunoco, Inc.	37,500	1,740,375
Tesoro Corp.	38,500	967,890
Valero Energy Corp.	90,700	4,430,695
		46,155,796

Pharmaceuticals (4.7%)
Eli Lilly and Co.	37,900	1,824,506
Forest Laboratories, Inc. (NON)	22,700	787,917
Johnson & Johnson	135,500	9,090,695
Merck & Co., Inc.	153,800	5,850,552
Schering-Plough Corp.	107,500	1,979,075
Wyeth	46,600	2,072,302
		21,605,047

Power Producers (0.5%)
AES Corp. (The) (NON)	131,800	2,288,048

Publishing (0.7%)
McGraw-Hill Cos., Inc. (The)	82,584	3,385,118

Real Estate (1.4%)
CB Richard Ellis Group, Inc. Class A (NON)	230,485	5,328,813
Jones Lang LaSalle, Inc.	13,765	1,068,302
		6,397,115

Restaurants (0.8%)
Yum! Brands, Inc.	93,800	3,815,784

Retail (5.3%)
Amazon.com, Inc. (NON)	14,400	1,132,272
Best Buy Co., Inc.	78,900	3,394,278
Big Lots, Inc. (NON)	69,000	1,865,070
Costco Wholesale Corp.	28,100	2,002,125
CVS Caremark Corp.	108,100	4,363,997
Dollar Tree, Inc. (NON)	21,687	685,309
Kroger Co.	92,700	2,526,075
Lowe's Cos., Inc.	53,200	1,340,108
Priceline.com, Inc. (NON) (S)	10,600	1,352,984
Ross Stores, Inc.	25,400	850,646
Safeway, Inc.	60,300	1,905,480
Staples, Inc.	29,500	640,150
TJX Cos., Inc. (The)	77,800	2,506,716
		24,565,210

Software (4.7%)
Activision, Inc. (NON)	43,000	1,163,150
Adobe Systems, Inc. (NON) (SEG)	127,100	4,739,559
Autodesk, Inc. (NON)	52,300	1,987,400
Microsoft Corp. (S)	417,600	11,909,951
Symantec Corp. (NON)	109,600	1,887,312
		21,687,372

Technology Services (2.9%)
Accenture, Ltd. Class A (Bermuda)	96,600	3,627,330
eBay, Inc. (NON)	155,000	4,849,950
Google, Inc. Class A (NON)	8,757	5,029,058
		13,506,338

Textiles (1.0%)
Coach, Inc. (NON)	82,200	2,923,854
NIKE, Inc. Class B (S)	23,600	1,576,480
		4,500,334

Tobacco (0.9%)
Altria Group, Inc.	32,600	652,000
Loews Corp. - Carolina Group	29,100	1,910,997
Philip Morris International, Inc. (NON)	32,600	1,663,578
		4,226,575

Waste Management (0.4%)
Republic Services, Inc.	62,000	1,970,980

Total common stocks (cost $408,768,751)		$422,064,870

SHORT-TERM INVESTMENTS (13.0%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	41,465,290	$41,465,290
Short-term investments held as collateral for loaned
securities with yields ranging from 1.96% to 3.11% and
due dates ranging from May 1, 2008 to June 27, 2008 (d)	$18,724,701	18,699,530

Total short-term investments (cost $60,164,820)		$60,164,820

TOTAL INVESTMENTS

Total investments (cost $468,933,571) (b)		$482,229,690

FUTURES CONTRACTS OUTSTANDING at 4/30/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	111	$38,461,500	Jun-08	$1,022,132

NOTES

(a) Percentages indicated are based on net assets of $461,984,880.

(b) The aggregate identified cost on a tax basis is $469,033,656, resulting in gross unrealized appreciation and depreciation of $44,249,907 and $31,053,873, respectively, or net unrealized appreciation of $13,196,034.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At April 30, 2008, the value of securities loaned amounted to $18,192,920. The fund received cash collateral of $18,699,530 which is pooled with collateral of other Putnam funds into 58 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $419,487 for the period ended April 30, 2008. During the period ended April 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $176,385,087 and $140,061,928, respectively.

(S) Securities on loan, in part or in entirety, at April 30, 2008.

At April 30, 2008, liquid assets totaling $38,461,500 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 27, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 27, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

Item 1. Schedule of Investments:

Putnam Research Fund
The fund's portfolio
4/30/08 (Unaudited)

COMMON STOCKS (100.3%)(a)
	Shares	Value

Advertising and Marketing Services (0.6%)
Omnicom Group, Inc.	55,900	$2,668,666

Aerospace and Defense (3.4%)
BE Aerospace, Inc. (NON) (S)	56,200	2,268,232
Boeing Co. (The)	103,700	8,799,982
Lockheed Martin Corp.	50,100	5,312,604
		16,380,818

Airlines (0.5%)
AMR Corp. (NON) (S)	247,300	2,168,821

Automotive (0.7%)
Johnson Controls, Inc.	100,800	3,554,208

Banking (4.3%)
Bank of America Corp.	180,200	6,764,708
Bank of New York Mellon Corp. (The)	45,500	1,980,615
M&T Bank Corp.	19,100	1,780,693
U.S. Bancorp	116,400	3,944,796
Wells Fargo & Co.	209,700	6,238,575
		20,709,387

Beverage (2.1%)
PepsiCo, Inc.	147,900	10,135,587

Biotechnology (2.0%)
Amgen, Inc. (NON)	140,200	5,870,174
Genzyme Corp. (NON)	51,100	3,594,885
		9,465,059

Chemicals (1.5%)
Celanese Corp. Ser. A	34,700	1,552,825
Monsanto Co.	51,100	5,826,422
		7,379,247

Commercial and Consumer Services (1.5%)
Alliance Data Systems Corp. (NON)	38,100	2,187,321
Dun & Bradstreet Corp. (The) (S)	23,600	1,989,480
Visa, Inc. Class A (NON)	35,840	2,990,848
		7,167,649

Communications Equipment (3.5%)
Cisco Systems, Inc. (NON)	409,100	10,489,324
Corning, Inc.	234,600	6,266,166
		16,755,490

Computers (4.7%)
Apple Computer, Inc. (NON)	55,900	9,723,805
EMC Corp. (NON)	253,300	3,900,820
Hewlett-Packard Co. (S)	196,100	9,089,235
		22,713,860

Conglomerates (1.9%)
Danaher Corp. (S)	44,500	3,471,890
Honeywell International, Inc.	96,700	5,743,980
		9,215,870

Consumer Finance (0.9%)
Capital One Financial Corp.	78,600	4,165,800

Consumer Goods (4.7%)
Clorox Co.	39,700	2,104,100
Energizer Holdings, Inc. (NON) (S)	42,400	3,352,144
Newell Rubbermaid, Inc.	93,300	1,915,449
Procter & Gamble Co. (The)	226,200	15,166,710
		22,538,403

Consumer Services (0.4%)
Liberty Media Holding Corp. - Interactive Class A (NON)	140,700	2,128,791

Electric Utilities (3.5%)
Edison International	50,808	2,650,653
Entergy Corp.	27,700	3,181,622
Exelon Corp.	101,900	8,710,412
PG&E Corp.	64,400	2,576,000
		17,118,687

Electronics (3.0%)
Intel Corp.	435,400	9,692,004
Texas Instruments, Inc. (S)	160,300	4,674,348
		14,366,352

Energy (1.4%)
Global Industries, Ltd. (NON)	133,900	2,137,044
National-Oilwell Varco, Inc. (NON)	67,200	4,599,840
		6,736,884

Financial (2.3%)
Citigroup, Inc.	170,500	4,308,535
Freddie Mac	72,100	1,796,011
JPMorgan Chase & Co.	107,700	5,131,905
		11,236,451

Health Care Services (4.0%)
AmerisourceBergen Corp.	59,500	2,412,725
Cardinal Health, Inc.	70,600	3,676,142
CIGNA Corp.	61,400	2,622,394
Health Management Associates, Inc. Class A (NON)	279,800	1,994,974
Laboratory Corp. of America Holdings (NON) (S)	34,500	2,608,890
Quest Diagnostics, Inc.	46,800	2,348,424
WellPoint, Inc. (NON)	74,300	3,696,425
		19,359,974

Insurance (5.5%)
Allstate Corp. (The)	97,000	4,884,920
American International Group, Inc.	238,500	11,018,700
Genworth Financial, Inc. Class A	118,000	2,721,080
Loews Corp.	109,800	4,623,678
XL Capital, Ltd. Class A (Bermuda) (S)	93,000	3,244,770
		26,493,148

Investment Banking/Brokerage (1.2%)
Goldman Sachs Group, Inc. (The)	30,300	5,798,511

Lodging/Tourism (1.1%)
Las Vegas Sands Corp. (NON)	40,900	3,117,398
Wyndham Worldwide Corp.	106,465	2,286,868
		5,404,266

Machinery (3.0%)
Caterpillar, Inc. (S)	74,500	6,100,060
Deere (John) & Co.	54,500	4,581,815
Terex Corp. (NON)	53,900	3,755,752
		14,437,627

Manufacturing (0.7%)
Illinois Tool Works, Inc.	66,500	3,477,285

Media (1.3%)
Walt Disney Co. (The)	193,700	6,281,691

Medical Technology (4.7%)
Boston Scientific Corp. (NON)	279,800	3,729,734
Covidien, Ltd.	83,200	3,884,608
Hospira, Inc. (NON)	56,800	2,337,320
Medtronic, Inc.	131,200	6,386,816
St. Jude Medical, Inc. (NON)	67,400	2,950,772
Zimmer Holdings, Inc. (NON)	45,800	3,396,528
		22,685,778

Metals (2.2%)
Freeport-McMoRan Copper & Gold, Inc. Class B	35,800	4,072,250
Nucor Corp.	43,800	3,306,900
United States Steel Corp. (S)	21,400	3,294,530
		10,673,680

Oil & Gas (10.6%)
Apache Corp.	64,100	8,632,988
BP PLC ADR (United Kingdom) (S)	101,800	7,410,022
ConocoPhillips	139,800	12,043,771
Devon Energy Corp.	57,700	6,543,180
Marathon Oil Corp.	107,400	4,894,218
Total SA ADR (France)	89,000	7,476,000
Valero Energy Corp.	86,000	4,201,100
		51,201,279

Pharmaceuticals (2.5%)
Barr Pharmaceuticals, Inc. (NON)	47,000	2,360,810
Merck & Co., Inc.	180,700	6,873,828
Mylan Laboratories, Inc. (S)	199,700	2,630,049
		11,864,687

Real Estate (0.9%)

Simon Property Group, Inc. (R)	41,200	4,114,232

Regional Bells (2.1%)
Verizon Communications, Inc.	259,200	9,974,016

Restaurants (0.6%)
Yum! Brands, Inc.	68,900	2,802,852

Retail (6.2%)
Best Buy Co., Inc.	77,100	3,316,842
Costco Wholesale Corp. (S)	59,800	4,260,750
CVS Caremark Corp.	159,400	6,434,978
JC Penney Co., Inc. (Holding Co.) (S)	66,000	2,805,000
Lowe's Cos., Inc. (S)	184,800	4,655,112
Nordstrom, Inc. (S)	77,400	2,729,124
Staples, Inc.	128,600	2,790,620
TJX Cos., Inc. (The)	94,100	3,031,902
		30,024,328

Schools (1.0%)
Apollo Group, Inc. Class A (NON)	56,300	2,865,670
Career Education Corp. (NON) (S)	102,600	2,067,390
		4,933,060

Semiconductor (0.9%)
Formfactor, Inc. (NON) (S)	101,009	1,946,443
KLA-Tencor Corp. (S)	52,800	2,306,304
		4,252,747

Software (2.6%)
Activision, Inc. (NON)	90,600	2,450,730
Adobe Systems, Inc. (NON)	96,600	3,602,214
Parametric Technology Corp. (NON)	174,900	3,048,507
Symantec Corp. (NON)	187,900	3,235,638
		12,337,089

Technology (0.5%)
Affiliated Computer Services, Inc. Class A (NON)	41,300	2,187,661

Technology Services (1.4%)
eBay, Inc. (NON) (S)	145,800	4,562,082
Iron Mountain, Inc. (NON) (S)	74,000	2,032,780
		6,594,862

Telecommunications (1.2%)
NII Holdings, Inc. (NON)	49,500	2,264,130
Sprint Nextel Corp. (S)	426,500	3,407,735
		5,671,865

Tobacco (2.8%)
Altria Group, Inc.	197,000	3,940,000
Philip Morris International, Inc. (NON)	185,500	9,466,065
		13,406,065

Trucks & Parts (0.4%)
WABCO Holdings, Inc.	41,666	1,989,968

Total common stocks (cost $503,451,305)		$482,572,701

SHORT-TERM INVESTMENTS (7.9%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.96% to 3.11% and
due dates ranging from May 1, 2008 to June 27, 2008 (d)	$37,175,581	$37,125,608
Putnam Prime Money Market Fund (e)	1,105,432	1,105,432

Total short-term investments (cost $38,231,040)		$38,231,040

TOTAL INVESTMENTS

Total investments (cost $541,682,345) (b)		$520,803,741

FORWARD CURRENCY CONTRACTS TO BUY at 4/30/08 (aggregate face value $3,672,222) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$3,683,983	$3,672,222	6/18/08	$11,761

FORWARD CURRENCY CONTRACTS TO SELL at 4/30/08 (aggregate face value $18,431,257) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

British Pound	$7,708,193	$7,653,120	6/18/08	$(55,073)
Euro	11,097,519	10,778,137	6/18/08	(319,382)

Total				$(374,455)

NOTES

(a) Percentages indicated are based on net assets of $481,207,179.

(b) The aggregate identified cost on a tax basis is $541,738,903, resulting in gross unrealized appreciation and depreciation of $35,422,352 and $56,357,514, respectively, or net unrealized depreciation of $20,935,162.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At April 30, 2008, the value of securities loaned amounted to $36,145,373. Certain of these securities were sold prior to period-end. The fund received cash collateral of $37,125,608 which is pooled with collateral of other Putnam funds into 58 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $236,897 for the period ended April 30, 2008. During the period ended April 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $136,567,199 and $143,601,674, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at April 30, 2008.

At April 30, 2008, liquid assets totaling $362,694 have been designated as collateral for open forward contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 27, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 27, 2008